Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($)		Dec. 31, 2022		Dec. 31, 2021
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		$ 3,868,691		$ 591,026
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	210,028		109,607
Shenzhen Junwei Investment Development Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties
Guardforce 3 Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]	394,016		163,590
Guardforce Security (Thailand) Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[3]	77,413
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties				301,853	[3]
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[4]	2,403,555	[5]
Shenzhen Zhongzhi Yonghao Robot Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	394,151
Shenzhen Qianban Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	99,733
Guardforce Security Service (Shanghai) Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	267,764
Shenzhen Guardforce Qiyun Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	189
Shanghai Yongan Security Alarm System Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[5]	21,842
Richard Stagg [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties				$ 15,976

[1]	Amounts due to Mr. Tu Jingyi comprised of $78,862 advances made and $131,166 accrued interests on the loans.
[2]	Amounts due to Guardforce Holdings (HK) Limited comprised of $195,398 advances made and $198,618 accrued interests on the loans.
[3]	Amounts due to Guardforce Security (Thailand) Company Limited represent accounts payable for services provided by a related party.
[4]	Amounts due to Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries comprised of $2,608,341 representing trade payables for the purchase of robots from a related party and $12,320 expense paid on behalf by a related party, offset with $217,106 prepayment to a related party for the development of a general security solutions platform that the platform was completed in January 2023.
[5]	Amounts due to related parties represent business advances for operational purposes.